Related party balances and transactions (Details) $ in Thousands, $ in Thousands		12 Months Ended
	Jun. 11, 2021	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021
Related party balances and transactions
Advance payment for constructions to related parties		$ 975	$ 20,276	$ 43,673	$ 9,602
Short-term accounts payable		16,842	350,076	452,933	286,479
Long term accounts payable		$ 10,608	$ 220,500
Interest rate basis		TIIE 28
Spread on interest rate basis		0.60%	0.60%
VCD Construccion y Desarrollo, S.A.P.I. de C.V.
Related party balances and transactions
Advance payment for constructions to related parties			$ 2,952	2,899	1,872
Short-term accounts payable			2,895	2,767	3,157
MVD 1994 Real State Construction. S.R.L. DE c.v.
Related party balances and transactions
Advance payment for constructions to related parties			16,136	11,466	4,436
Short-term accounts payable			4,246	8,140
VCD Inmobiliaria y Construccin, S. A. P. I. de C.V.
Related party balances and transactions
Advance payment for constructions to related parties			1,188	29,308	3,294
Short-term accounts payable			5,740	819	3,864
Servicios de Tecnologia Aeroportuaria, S.A. de C.V. "SETA"
Related party balances and transactions
Short-term accounts payable			183,539	186,971	123,905
Operadora Nacional Hispana, S.A. de C.V.
Related party balances and transactions
Short-term accounts payable			2,942	5,906	5,100
GGA Capital, S.A.P.I. de C.V. | Short term loans, OMA VYNMSA Aeroindustrial Park S.A. de C.V
Related party balances and transactions
Short-term accounts payable			$ 149,695	$ 247,695	$ 149,695
Interest rate basis		91-day TIIE rate
Spread on interest rate basis		3.20%	3.20%
Interest rate (as a percent)				10.6327%	15.725%	11.7249%
GGA Capital, S.A.P.I. de C.V. | Long term loans, OMA VYNMSA Aeroindustrial Park S.A. de C.V
Related party balances and transactions
Long term accounts payable		$ 220,500
Interest rate basis		91-day TIIE rate
Spread on interest rate basis		3.20%	3.20%
Interest rate (as a percent)		13.832%	13.832%
Grupo Hotelero Santa Fe, S. A. de C. V.
Related party balances and transactions
Short-term accounts payable			$ 1,019	$ 635	$ 758
Affiliates of VINCI Airports SAS
Related party balances and transactions
Ownership interest indirectly held	29.99%